Financial assets and liabilities - Additional Information, Fair value measurements (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 188,756,000	$ 168,479,000
Financial assets	176,020,000	179,101,000
Level 1
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	0	0
Financial assets	0	0
Level 2
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	0	0
Financial assets	$ 0	$ 0
Level 3 | Contingent consideration provision | Borrowings - NovaQuest
Disclosure Of Financial Instruments [Line Items]
Percentage of liabilities measured at fair value	100.00%	100.00%
Level 3 | Unlisted equity securities
Disclosure Of Financial Instruments [Line Items]
Percentage of assets measured at fair value	100.00%	100.00%